Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings	Bank borrowings were as follows as of the respective balance sheet dates:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Short-term bank borrowing	5,000	5,000	688
Long-term bank borrowing, current portion	9,500	9,000	1,238
	14,500	14,000	1,926